Fair Value and Gross Unrealized Losses Aggregated by Investment Category and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value	$ 10,707	$ 11,053
Less than Twelve Months Gross Unrealized Losses	103	108
Twelve Months or Greater Fair Value	2,253	2,259
Twelve Months or Greater Gross Unrealized Losses	50	52
Total Fair Value	12,960	13,312
Total Gross Unrealized Losses	153	160
AVAILABLE FOR SALE
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value	10,638	10,947
Less than Twelve Months Gross Unrealized Losses	97	96
Twelve Months or Greater Fair Value	2,185	2,163
Twelve Months or Greater Gross Unrealized Losses	31	18
Total Fair Value	12,823	13,110
Total Gross Unrealized Losses	128	114
AVAILABLE FOR SALE | U.S. government agencies
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value		348
Less than Twelve Months Gross Unrealized Losses		2
Twelve Months or Greater Fair Value		456
Twelve Months or Greater Gross Unrealized Losses		1
Total Fair Value		804
Total Gross Unrealized Losses		3
AVAILABLE FOR SALE | Mortgage-backed securities of government-sponsored entities
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value	6,099	5,678
Less than Twelve Months Gross Unrealized Losses	60	25
Twelve Months or Greater Fair Value	0	1,407
Twelve Months or Greater Gross Unrealized Losses	0	15
Total Fair Value	6,099	7,085
Total Gross Unrealized Losses	60	40
AVAILABLE FOR SALE | Collateralized mortgage obligations of government-sponsored entities
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value	1,165	4,685
Less than Twelve Months Gross Unrealized Losses	7	65
Twelve Months or Greater Fair Value	2,185	0
Twelve Months or Greater Gross Unrealized Losses	31	0
Total Fair Value	3,350	4,685
Total Gross Unrealized Losses	38	65
AVAILABLE FOR SALE | Obligations of states and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value	3,374	0
Less than Twelve Months Gross Unrealized Losses	30	0
Twelve Months or Greater Fair Value	0	300
Twelve Months or Greater Gross Unrealized Losses	0	2
Total Fair Value	3,374	300
Total Gross Unrealized Losses	30	2
AVAILABLE FOR SALE | Corporate securities
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value		236
Less than Twelve Months Gross Unrealized Losses		4
Twelve Months or Greater Fair Value		0
Twelve Months or Greater Gross Unrealized Losses		0
Total Fair Value		236
Total Gross Unrealized Losses		4
Equity securities of financial institutions
Investments, Unrealized Loss Position [Line Items]
Less than Twelve Months Fair Value	69	106
Less than Twelve Months Gross Unrealized Losses	6	12
Twelve Months or Greater Fair Value	68	96
Twelve Months or Greater Gross Unrealized Losses	19	34
Total Fair Value	137	202
Total Gross Unrealized Losses	$ 25	$ 46